CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary shares Class A Ordinary Shares	Ordinary shares Class B Ordinary Shares	Ordinary shares	Additional paid-in capital	Accumulated deficit	Noncontrolling interests	Other comprehensive income	Total
Balance at the beginning at Jun. 30, 2023	[1]			$ 3	$ 74,460,844	$ (64,199,776)			$ 10,261,071
Balance at the beginning (in shares) at Jun. 30, 2023	[1]			11,270
Increase (Decrease) in Shareholders' Equity
Exercise of warrants				$ 1	1,151,902				1,151,903
Exercise of warrants (in shares)				2,833
Conversion of convertible debentures into ordinary shares				$ 1	1,224,325				1,224,326
Conversion of convertible debentures into ordinary shares (in shares)				2,267
Net (loss) income						(17,531,647)	$ (753,311)		(18,284,958)
Sales of ordinary shares				$ 3	3,994,219				3,994,222
Sales of ordinary shares (in shares)				9,376
Issuance of ordinary shares for compensation					73,230				73,230
Issuance of ordinary shares for compensation (in shares)				114
Warrants issued with convertible debenture					2,560,858				2,560,858
Exchange of warrants for convertible debenture					(71,319)				(71,319)
Noncontrolling interests acquired							250		250
Balance at the end at Jun. 30, 2024	[1]			$ 8	83,394,059	(81,731,423)	(753,061)		909,583
Balance at the end (in shares) at Jun. 30, 2024	[1]			25,860
Increase (Decrease) in Shareholders' Equity
Exercise of warrants		$ 8			(8)
Exercise of warrants (in shares)		28,742
Conversion of convertible debentures into ordinary shares		$ 43			6,624,637				6,624,680
Conversion of convertible debentures into ordinary shares (in shares)		141,994
Deemed dividend attributable to down round feature of warrants					2,146,795	(2,146,795)
Net (loss) income						(4,387,192)	17,286		(4,369,906)
Re-designation of authorized ordinary shares		$ 7	$ 1	$ (8)
Re-designation of authorized ordinary shares (In shares)		23,300	2,560	(25,860)
Balance at the end at Jun. 30, 2025	[1]	$ 58	$ 1		92,165,483	(88,265,410)	(735,775)		3,164,357
Balance at the end (in shares) at Jun. 30, 2025	[1]	194,036	2,560
Increase (Decrease) in Shareholders' Equity
Exercise of warrants		$ 10			(10)
Exercise of warrants (in shares)		34,665
Conversion of convertible debentures into ordinary shares		$ 151			4,899,231				4,899,382
Conversion of convertible debentures into ordinary shares (in shares)		504,534
Issuance of Class A Ordinary Shares for debt settlement			$ 4		99,996				100,000
Issuance of Class A Ordinary Shares for debt settlement (in shares)			11,236
Additional Class A Ordinary Shares issued in lieu of fractional share entitlements arising from the reverse share split (in shares)		11
Deemed dividend attributable to down round feature of warrants					9,639,519	(9,639,519)
Issuance of pre-funded warrants for asset purchase					10,525,929				10,525,929
Effects of credit risk change from liabilities measured at fair value								$ 332,960	332,960
Reclassification of change in instrument-specific credit risk								147,041	147,041
Net (loss) income						(14,285,654)	(7,711)		(14,293,365)
Balance at the end at Jun. 30, 2026	[1]	$ 219	$ 5		$ 117,330,148	$ (112,190,583)	$ (743,486)	$ 480,001	$ 4,876,304
Balance at the end (in shares) at Jun. 30, 2026	[1]	733,246	13,796

[1]	Giving retroactive effect to the 1-for-60 reverse share split effected on January 20, 2026 and the 1-for-5 reverse share split effected on August 21, 2026